UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

SAROFIM EQUITY FUND

Semi-Annual Report	June 30, 2019

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Forms N-Q and Form N- PORT reports are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-727-6346; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

Sarofim Equity Fund

First Half 2019 Performance Commentary

Dear Shareholders:

The S&P 500 posted its strongest first-half performance in more than two decades as the prospect of easier monetary policy outweighed concerns about tariffs and slowing global growth. After soaring to fresh highs through the end of April, the index pulled back sharply in May as trade fears ramped up and nervousness about the outlook increased, only to rebound again in June on expectations of rate cuts from the Federal Reserve. Renewed hopes of a truce between the U.S. and China in late June also helped to lift sentiment. All eleven sectors of the index advanced, led by more than 20% gains for information technology, consumer discretionary, industrials and real estate, while the smallest gains were recorded by health care and energy.

The Sarofim Equity Fund outperformed the index in the first half, primarily due to advantageous stock selection across several sectors. The fund’s selectively focused presence in the communication services sector was a significant contributor to relative results. Correct stock selection in the consumer staples sector more than offset the negative effect created by the sector overweight. The selection among issues in the industrials, materials and consumer discretionary sectors also added value. On the other hand, relative weakness in key holdings in the health care sector undercut results compared to the benchmark, but the impact was neutralized by underweighting the sector. The largest positive contributors to the fund’s six-month return included Facebook, Microsoft, Apple, Visa and Estee Lauder. The largest detractors from return were AbbVie, Infineon Technologies, Fox Corporation, State Street and UnitedHealth Group.

A slowing but still growing global economy and supportive central banks are providing a favorable fundamental backdrop for equities, but downside risks to the outlook have increased. As the economic cycle unfolds and risks continue rising, we believe investors are increasingly likely to prefer higher quality companies that can both sustain growth and provide a degree of protection against greater market volatility. The Sarofim Equity Fund’s investment approach focuses on such companies. Our strategy targets global industry leaders with solid balance sheets and strong pricing power that have the capability to consistently deliver revenue and earnings growth across business cycles. Financial strength and ample free cash flow also enable our portfolio companies to consolidate market share and bolster their competitive positioning over time. Furthermore, we aim to invest with seasoned management teams who have strong records of returning cash to

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

shareholders and are well-equipped to extend those records in difficult and volatile times, providing a ballast to the portfolio as market conditions change.

Sincerely yours,

Fayez Sarofim

Gentry Lee

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

SECTOR WEIGHTINGS †:

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.6%

	Shares	Value
Belgium — 0.8%
Anheuser-Busch InBev ADR	8,410	$744,369

Canada — 1.3%
Canadian Pacific Railway	5,185	1,219,719

Denmark — 1.6%
Novo Nordisk ADR	29,945	1,528,393

France — 2.2%
LVMH Moet Hennessy Louis Vuitton ADR	24,070	2,048,598

Germany — 0.8%
Infineon Technologies ADR	43,230	760,416

Netherlands — 1.8%
ASML Holding, Cl G	8,275	1,720,621

Switzerland — 3.4%
Nestle ADR	17,228	1,781,375
Roche Holding ADR	39,640	1,391,364

		3,172,739

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

COMMON STOCK — continued
	Shares	Value
United States — 87.7%

Communication Services — 14.0%
Alphabet, Cl C *	3,295	$3,561,598
Comcast, Cl A	54,741	2,314,450
Facebook, Cl A *	27,465	5,300,745
Fox, Cl A	7,176	262,929
Fox, Cl B	3,138	114,631
Walt Disney	11,860	1,656,130

		13,210,483

Consumer Discretionary — 5.8%
Amazon.com *	1,660	3,143,426
McDonald’s	5,923	1,229,970
NIKE, Cl B	12,700	1,066,165

		5,439,561

Consumer Staples — 12.3%
Altria Group	35,437	1,677,942
Coca-Cola	48,002	2,444,262
Constellation Brands, Cl A	2,180	429,329
Estee Lauder, Cl A	14,507	2,656,377
PepsiCo	14,495	1,900,730
Philip Morris International	31,299	2,457,910

		11,566,550

Energy — 6.7%
Chevron	17,252	2,146,839
ConocoPhillips	13,954	851,194
Enterprise Products Partners (A)	30,080	868,410
Exxon Mobil	32,118	2,461,202

		6,327,645

Financials — 13.0%
American Express	17,090	2,109,590
Berkshire Hathaway, Cl B *	1,794	382,427
BlackRock, Cl A	4,420	2,074,306
Chubb	12,756	1,878,831
Intercontinental Exchange	12,000	1,031,280
JPMorgan Chase	27,969	3,126,934
S&P Global	7,273	1,656,717

		12,260,085

Health Care — 6.6%
Abbott Laboratories	24,655	2,073,485
AbbVie	17,763	1,291,725

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — (continued)

Health Care — (continued)
Intuitive Surgical *	2,630	$1,379,567
UnitedHealth Group	6,220	1,517,742

		6,262,519

Industrials — 5.1%
Union Pacific	10,263	1,735,576
United Technologies	13,776	1,793,635
Verisk Analytics, Cl A	8,525	1,248,572

		4,777,783

Information Technology — 20.6%
Apple	24,779	4,904,259
Automatic Data Processing	3,865	639,000
Mastercard, Cl A	1,985	525,092
Microsoft	48,125	6,446,825
Texas Instruments	31,161	3,576,036
Visa, Cl A	19,110	3,316,541

		19,407,753

Materials — 3.6%
Air Products & Chemicals	5,164	1,168,975
Linde	6,503	1,305,802
Sherwin-Williams	2,105	964,700

		3,439,477

		82,691,856

TOTAL COMMON STOCK (Cost $42,458,184)		93,886,711

SHORT-TERM INVESTMENTS (B) — 0.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Cl Premier, 1.890%	55,010	55,010
SEI Daily Income Trust Government Fund, Cl F, 2.140%	251,295	251,296

TOTAL SHORT-TERM INVESTMENTS (Cost $306,306)		306,306

TOTAL INVESTMENTS — 99.9% (Cost $42,764,490)		$94,193,017

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

Percentages are based on Net Assets of $94,331,855.

*	Non-income producing security.
(A)	Security considered a Master Limited Partnership. At June 30, 2019, such securities amounted to $868,410, or 0.9% of Net Assets
(B)	Rate shown is the 7-day effective yield as of June 30, 2019.

ADR — American Depositary Receipt

Cl — Class

At June 30, 2019, all of the Fund’s investments were Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2019, there were no transfers between Level 1, Level 2 or Level 3 assets and liabilities.

For the period ended June 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments at Value (Cost $42,764,490)	$ 94,193,017
Dividends Receivable	105,024
Tax Reclaim Receivable	113,967
Prepaid Expenses	11,489

Total Assets	94,423,497

Liabilities:
Payable due to Adviser	32,029
Printing Fees Payable	11,588
Audit Fees Payable	11,444
Legal Fees Payable	9,772
Payable due to Administrator	8,219
Chief Compliance Officer Fees Payable	1,473
Payable due to Trustees	288
Other Accrued Expenses	16,829

Total Liabilities	91,642

Net Assets	$ 94,331,855

Net Assets Consist of:
Paid-in Capital	$ 40,172,377
Total Distributable Earnings	54,159,478

Net Assets	$ 94,331,855

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,588,567

Net Asset Value, Offering and Redemption Price Per Share*	$ 12.43

    * Redemption price per share may vary depending on the length of time Shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
FOR THE SIX MONTHS ENDED
JUNE 30, 2019 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$ 1,019,723
Less: Foreign Taxes Withheld	(24,174)

Total Investment Income	995,549

Expenses:
Investment Advisory Fees	223,695
Administration Fees	49,589
Trustees’ Fees	8,373
Chief Compliance Officer Fees	2,982
Legal Fees	15,351
Transfer Agent Fees	13,449
Audit Fees	12,834
Registration and Filing Fees	11,127
Printing Fees	7,987
Custodian Fees	2,480
Other Expenses	9,492

Total Expenses	357,359

Less:
Waiver of Investment Advisory Fees	(44,183)

Net Expenses	313,176

Net Investment Income	682,373

Net Realized Gain on Investments	1,450,486

Net Change in Unrealized Appreciation on Investments	14,659,754

Net Realized and Unrealized Gain on Investments	16,110,240

Net Increase in Net Assets Resulting from Operations	$ 16,792,613

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018

Operations:
Net Investment Income	$ 682,373	$ 1,260,854
Net Realized Gain on Investments	1,450,486	5,641,593
Net Change in Unrealized Appreciation (Depreciation) on Investments	14,659,754	(12,974,788)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,792,613	(6,072,341)

Distributions	(623,114)	(5,842,097)

Capital Share Transactions:
Issued	14,541	2,331,401
Reinvestment of Dividends and Distributions	219,803	2,622,706
Redeemed	(2,633,043)	(5,987,150)

Net Decrease in Net Assets from Capital Share Transactions	(2,398,699)	(1,033,043)

Total Increase (Decrease) in Net Assets	13,770,800	(12,947,481)

Net Assets:
Beginning of Period	80,561,055	93,508,536

End of Period	$ 94,331,855	$ 80,561,055

Share Transactions:
Issued	1,249	193,657
Reinvestment of Dividends and Distributions	18,248	251,065
Redeemed	(221,483)	(495,738)

Net Decrease in Shares Outstanding from Share Transactions	(201,986)	(51,016)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND

FINANCIAL HIGHLIGHTS
				Selected Per Share Data & Ratios
			For a Share Outstanding Throughout The Period

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014*
Net Asset Value, Beginning of Period	$10.34	$11.92	$10.00	$9.46	$10.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10	0.17	0.16	0.17	0.20	0.20
Net Realized and Unrealized Gain (Loss)	2.07	(0.99)	2.41	0.54	(0.57)	0.82

Total from Investment Operations	2.17	(0.82)	2.57	0.71	(0.37)	1.02

Redemption Fees	0.00	0.00	0.00	0.00	0.00^	0.00^

Dividends and Distributions:
Net Investment Income	(0.08)	(0.17)	(0.15)	(0.17)	(0.20)	(0.22)
Net Realized Gains	–	(0.59)	(0.50)	–	(0.65)	(0.12)

Total Dividends and Distributions	(0.08)	(0.76)	(0.65)	(0.17)	(0.85)	(0.34)

Net Asset Value, End of Period	$12.43	$10.34	$11.92	$10.00	$9.46	$10.68

Total Return †	21.03%	(6.83)%	25.82%	7.56%	(3.43)%	10.23%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$94,332	$80,561	$93,509	$95,393	$98,055	$108,754
Ratio of Expenses to Average Net Assets	0.70%**	0.70%	0.70%	0.70%	0.70%	0.70%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.80%**	0.78%	0.79%	0.78%	0.77%	0.82%**
Ratio of Net Investment Income to Average Net Assets	1.53%**	1.36%	1.37%	1.72%	1.94%	1.95%**
Portfolio Turnover Rate	4%***	9%	3%	5%	12%	11%***

(1)	Per share calculations were performed using average shares for the period.
*	The Fund commenced operations on January 17, 2014.
**	Annualized.
***	Not Annualized.
^	Amount represents less than $.01 per share
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of the Sarofim Equity Fund (the “Fund”). The Fund is diversified and its investment objective is to seek long-term capital appreciation consistent with the preservation of capital; current income is a secondary goal. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2019, there were no securities valued in accordance with the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended June 30, 2019, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2019, the Fund did not have a liability for any uncertain tax benefits. The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income quarterly. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Fund retains redemption fees of 2.00% on redemptions of capital shares held for less than 90 days. For the period ended June 30, 2019, there were no redemption fees retained by the Fund. For the year ended December 31, 2018 there were no redemption fees retained by the Fund. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2019, the Fund was charged $49,589 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Fayez Sarofim & Co. (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.70% of the Fund’s average daily net assets until April 30, 2020. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

(90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2020. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 0.70% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.

At June 30, 2019, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period Ending	Subject to Repayment until June 30,	Amount
07/01/2016-06/30/2017	2020	$ 82,209
07/01/2017-06/30/2018	2021	75,832
07/01/2018-06/30/2019	2022	80,086

		$ 238,127

6.	Investment Transactions:

For the period ended June 30, 2019, the Fund made purchases of $3,223,246 and sales of $5,547,914 in investment securities other than long-term U.S. Government and short-term securities. For the period ended June 30, 2019, there were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended December 31, 2018 and 2017 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2018	$1,096,555	$4,745,542	$5,842,097
2017	1,169,932	3,805,212	4,975,144

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

As of December 31, 2018, the components of distributable earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gains	$ 1,115,504
Unrealized Appreciation	36,874,499
Other Temporary Differences	(24)

Total Distributable Earnings	$ 37,989,979

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of December 31, 2018, the Fund has no capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post October losses represent losses realized on investment transactions from November 1, 2018 through December 31, 2018 that, in accordance with Federal income tax regulations, the Fund may defer and treat as having arisen in the following fiscal year. As of December 31, 2018, the Fund did not defer post October losses.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to partnership adjustments. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Fund at June 30, 2019, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$42,764,490	$52,128,277	$(699,750)	$51,428,527

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

8.	Concentration of Risks:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund’s.

Foreign Security Risk — Investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

Market Sector Risk — The Fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

Investment Style Risk — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price. Over time, a growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles. Additionally, by focusing on large capitalization, high quality stocks, the Fund may underperform funds that invest in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

9.	Other:

At June 30, 2019, 43% of total shares outstanding were held by one affiliated shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

11.	New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018- 13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were available to be issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $ 1,000 made at the beginning of the period and held for the entire period (January 1, 2019 to June 30, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

•

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
JUNE 30, 2019 (Unaudited)

DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,210.30	0.70%	$3.84
Hypothetical 5% Return	1,000.00	1,021.32	0.70	3.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the onehalf year period.)

Sarofim Equity Fund

P.O. Box 588

Portland, ME 04112

1-855-727-6346

Adviser:

Fayez Sarofim & Co.

Two Houston Center

909 Fannin Street, Suite 2907

Houston, Texas 77010

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

SAR-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 6, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: September 6, 2019